Contract liabilities and other advances	9 Months Ended
Sep. 30, 2023
Contract liabilities [abstract]
Contract liabilities and other advances	Contract liabilities and other advances

	Within one year		More than one year
	September, 30	December 31,	September, 30	December 31,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	22,418	29,433	67,370	58,451
Total contract liabilities	22,418	29,433	67,370	58,451

Other advances
Grants	113	959	—	—
Joint Operations	—	8,420	—	719
Total other advances	113	9,379	—	719

Total contract liabilities and other advances	22,531	38,812	67,370	59,170

A reconciliation of the movement in contract liabilities and other advances for the nine months ended September 30, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Transferred to other payables	Foreign exchange	September 30, 2023
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	959	246	(1,089)	—	(3)	113
Revenue generating collaborations	87,884	19,512	(17,607)	—	(1)	89,788
Joint operations	9,139	—	(2,034)	(7,105)	—	—
Total contract liabilities and other advances	97,982	19,758	(20,730)	(7,105)	(4)	89,901
17.Contract liabilities and other advances (continued)

Additions to contract liabilities relating to revenue generating collaborations during the three months ended September 30, 2023 include £16,238,000 ($20,100,000) invoiced to Merck KGaA, Darmstadt, Germany relating to the collaboration initiated with that counterparty on September 19, 2023, and £3,274,000 ($4,000,000) invoiced to Sanofi in relation to the achievement of a research milestone as set out in note 4.

The Group’s collaboration with EQRx International, Inc. (“EQRx”) was ended on October 9, 2023 following the announcement of the acquisition of EQRx by Revolution Medicines Inc., at which point it was agreed that the Group would return the agreed unspent funds advanced to it by EQRx at the initiation of the collaboration in complete satisfaction of the Group’s financial obligations under the collaboration agreement. As part of the arrangement, the Group obtained full and exclusive rights to all intellectual property on the three initial targets that was created during the collaboration.

The Group’s management considers this to be an adjusting post-period event, and accordingly the Group has recorded a transfer of £7,105,000 from other advances to other payables as at September 30, 2023.

The Group expects to recognise its contract liabilities relating to revenue generating collaborations over the terms of the related collaborations, the longest of which extends to December 2027. As at December 31, 2022, the Group expected to recognise its contract liabilities relating to revenue generating collaborations over the period to December 2027. The ageing presented above reflects the Group’s best estimate of when contract liability and other advance amounts will be utilised based upon when the underlying costs to be incurred in the delivery of the related projects are expected to be incurred.

A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982